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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10159

Columbia Technology Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Technology Fund

		Shares	Value ($)*
Common Stocks – 93.4%
CONSUMER DISCRETIONARY – 9.4%
Internet & Catalog Retail – 7.0%
	Audible, Inc. New (a)	19,800	255,420
	eBay, Inc. (a)	56,360	2,525,492
	IAC/InterActiveCorp (a)	42,600	1,176,186
	NetFlix, Inc. (a)	41,310	1,137,677
	VistaPrint Ltd. (a)	75,380	1,368,901
	Internet & Catalog Retail Total		6,463,676
Media – 2.4%
	Cablevision Systems Corp. (a)	31,430	743,634
	XM Satellite Radio Holdings, Inc., Class A (a)	48,670	1,424,084
	Media Total		2,167,718
	CONSUMER DISCRETIONARY TOTAL		8,631,394
HEALTH CARE – 3.2%
Biotechnology – 1.8%
	Combinatorx, Inc. (a)	112,675	861,964
	Panacos Pharmaceuticals, Inc. (a)	75,710	598,866
	Rigel Pharmaceuticals, Inc. (a)	8,640	189,389
	Biotechnology Total		1,650,219
Health Care Equipment & Supplies – 0.5%
	Gen-Probe, Inc. (a)	10,670	492,634
	Health Care Equipment & Supplies Total		492,634
Pharmaceuticals – 0.9%
	NitroMed, Inc. (a)	21,533	349,696
	Salix Pharmaceuticals Ltd. (a)	22,120	428,464
	Pharmaceuticals Total		778,160
	HEALTH CARE TOTAL		2,921,013
INDUSTRIALS – 3.3%
Aerospace & Defense – 1.0%
	Ceradyne, Inc. (a)	19,750	930,028
	Aerospace & Defense Total		930,028
Commercial Services & Supplies – 1.1%
	Huron Consulting Group, Inc. (a)	23,471	560,018
	Kenexa Corp. (a)	25,140	425,117
	Commercial Services & Supplies Total		985,135

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 1.2%
	Evergreen Solar, Inc. (a)	91,530	1,099,275
	Electrical Equipment Total		1,099,275
	INDUSTRIALS TOTAL		3,014,438
INFORMATION TECHNOLOGY – 63.3%
Communications Equipment – 4.7%
	Comverse Technology, Inc. (a)	36,800	964,528
	Harris Corp.	13,250	590,685
	Nokia Oyj, ADR	146,450	2,501,366
	ViaSat, Inc. (a)	8,390	231,983
	Communications Equipment Total		4,288,562
Computers & Peripherals – 7.6%
	Apple Computer, Inc. (a)	9,720	659,210
	Electronics for Imaging, Inc. (a)	51,277	1,432,167
	EMC Corp. (a)	62,570	871,600
	International Business Machines Corp.	15,760	1,401,064
	M-Systems Flash Disk Pioneers Ltd. (a)	6,810	212,132
	QLogic Corp. (a)	13,230	437,384
	SanDisk Corp. (a)	24,640	1,258,118
	Synaptics, Inc. (a)	26,750	719,842
	Computers & Peripherals Total		6,991,517
Electronic Equipment & Instruments – 1.5%
	Trimble Navigation Ltd. (a)	42,100	1,371,618
	Electronic Equipment & Instruments Total		1,371,618
Internet Software & Services – 8.7%
	Google, Inc., Class A (a)	8,380	3,393,816
	HouseValues, Inc. (a)	79,669	1,018,170
	Knot Inc/The (a)	34,950	426,390
	VeriSign, Inc. (a)	23,480	521,961
	Yahoo!, Inc. (a)	65,040	2,616,559
	Internet Software & Services Total		7,976,896
IT Services – 5.8%
	Accenture Ltd., Class A	15,280	434,563
	Affiliated Computer Services, Inc., Class A (a)	6,480	361,454
	Alliance Data Systems Corp. (a)	8,490	327,459
	Cognizant Technology Solutions Corp., Class A (a)	29,720	1,444,095
	Computer Sciences Corp. (a)	10,200	512,346

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	DST Systems, Inc. (a)	10,450	621,462
	Euronet Worldwide, Inc. (a)	10,090	272,632
	Global Payments, Inc.	18,050	790,229
	Infosys Technologies Ltd., ADR	7,580	546,215
	IT Services Total		5,310,455
Semiconductors & Semiconductor Equipment – 21.1%
	Advanced Micro Devices, Inc. (a)	26,700	699,006
	ASML Holding N.V., N.Y. Registered Shares (a)	27,710	530,924
	ATI Technologies, Inc. (a)	72,600	1,187,736
	ATMI, Inc. (a)	36,540	1,045,409
	Axcelis Technologies, Inc. (a)	7,120	33,749
	Broadcom Corp., Class A (a)	71,305	3,318,535
	Conexant Systems, Inc. (a)	211,540	522,504
	FEI Co. (a)	21,250	424,150
	Freescale Semiconductor, Inc. (a)	33,100	852,325
	Hittite Microwave Corp. (a)	45,197	1,133,993
	Intel Corp.	40,500	1,080,540
	Intersil Corp., Class A	29,620	759,753
	Marvell Technology Group Ltd. (a)	33,630	1,867,810
	Microsemi Corp. (a)	24,360	675,990
	Netlogic Microsystems, Inc. (a)	46,910	1,222,474
	NVIDIA Corp. (a)	28,430	1,028,313
	Samsung Electronics Co., Ltd., GDR (b)	4,260	1,234,335
	SiRF Technology Holdings, Inc. (a)	44,185	1,224,808
	Trident Microsystems, Inc. (a)	29,474	555,290
	Semiconductors & Semiconductor Equipment Total		19,397,644
Software – 13.9%
	Amdocs Ltd. (a)	23,780	628,505
	Autodesk, Inc.	12,010	501,057
	Business Objects SA, ADR (a)	13,270	527,350
	Check Point Software Technologies Ltd. (a)	32,890	700,228
	Citrix Systems, Inc. (a)	23,970	650,546
	Cognos, Inc. (a)	12,120	406,626
	Electronic Arts, Inc. (a)	8,360	471,170
	Embarcadero Technologies, Inc. (a)	36,210	273,023
	HPL Technologies, Inc. (a)	5,828	1,661
	Informatica Corp. (a)	24,600	276,504
	Kronos, Inc. (a)	3,297	156,047

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Macromedia, Inc. (a)	13,370	599,778
	McAfee, Inc. (a)	13,820	384,334
	Mentor Graphics Corp. (a)	28,610	256,346
	Micros Systems, Inc. (a)	7,806	377,108
	NAVTEQ (a)	32,429	1,362,018
	Oracle Corp. (a)	66,200	832,134
	Quest Software, Inc. (a)	14,140	222,705
	SAP AG, ADR	18,890	852,884
	Symantec Corp. (a)	41,954	741,327
	Synopsys, Inc. (a)	33,480	653,530
	TIBCO Software, Inc. (a)	49,500	414,315
	Transaction Systems Architects, Inc., Class A (a)	5,470	159,177
	Wind River Systems, Inc. (a)	93,980	1,295,044
	Software Total		12,743,417
	INFORMATION TECHNOLOGY TOTAL		58,080,109
TELECOMMUNICATION SERVICES – 14.2%
Diversified Telecommunication Services – 1.2%
	Consolidated Communications Holdings, Inc.	31,020	404,191
	Iowa Telecommunications Services, Inc.	15,960	268,926
	Premiere Global Services, Inc. (a)	28,050	212,058
	PT Telekomunikasi Indonesia, ADR	10,100	223,008
	Diversified Telecommunication Services Total		1,108,183
Wireless Telecommunication Services – 13.0%
	America Movil SA de CV, ADR	59,850	1,718,892
	American Tower Corp., Class A (a)	59,003	1,610,192
	Crown Castle International Corp. (a)	30,660	840,084
	Dobson Communications Corp., Class A (a)	190,110	1,401,110
	iPCS, Inc. (a)	12,020	506,042
	Leap Wireless International, Inc. (a)	18,730	712,864
	Millicom International Cellular SA (a)	78,970	1,819,469
	NII Holdings, Inc. (a)	27,560	1,197,482
	SBA Communications Corp., Class A (a)	53,620	988,753
	Telemig Celular Participacoes SA	7,040	262,451

		Shares	Value ($)*
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	VimpelCom, ADR (a)	19,590	888,015
	Wireless Telecommunication Services Total		11,945,354
	TELECOMMUNICATION SERVICES TOTAL		13,053,537
	Total Common Stocks (cost of $71,904,622)		85,700,491

		Par ($)
Short-Term Obligation – 4.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/05, due 12/01/05 at 3.850%, collateralized by a U.S. Treasury Bill maturing 12/22/05, market value of $3,935,138 (repurchase proceeds $3,856,412)	3,856,000	3,856,000

	Total Short-Term Obligation (cost of $3,856,000)		3,856,000

	Total Investments – 97.6% (cost of $75,760,622)(c)(d)		89,556,491

	Other Assets & Liabilities, Net – 2.4%		2,244,901

	Net Assets – 100.0%		91,801,392

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the value of this security represents 1.1% of net assets.

(c)	Cost for federal income tax purposes is $75,760,622.

(d)	Unrealized appreciation and depreciation at November 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$14,701,396	$(905,527)	$13,795,869

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Technology Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006